Earnings Per Share - Summary of Earnings Per Share (Detail) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [abstract]
Earnings/(loss) for the year from continuing operations	£ 408	£ (2,335)	£ (352)
Non-controlling interest	2	2
Earnings/(loss) from continuing operations	406	(2,337)	(352)
Profit for the year from discontinued operations			1,175
Earnings/(loss) attributable to equity holders of the company	£ 406	£ (2,337)	£ 823
Weighted average number of shares (millions)	813.4	814.8	813.3
Effect of dilutive share options (millions)	0.3
Weighted average number of shares (millions) for diluted earnings	813.7	814.8	813.3
Earnings/(loss) per share from continuing and discontinued operations
Basic	£ 0.499	£ (2.868)	£ 1.012
Diluted	0.499	(2.868)	1.012
Earnings/(loss) per share from continuing operations
Basic	0.499	(2.868)	(0.433)
Diluted	£ 0.499	£ (2.868)	(0.433)
Earnings per share from discontinued operations
Basic			1.445
Diluted			£ 1.445